Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB FIXED INCOME SHARES INC
Prospectus Date	rr_ProspectusDate	Aug. 31, 2017
Document Creation Date	dei_DocumentCreationDate	Nov. 13, 2017